Equity (Details) - Schedule of Stock Options - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity (Details) - Schedule of Stock Options [Line Items]
Outstanding, Number of stock options beginning	1,366,167	1,133,334
Outstanding, Weighted average exercise price beginning	$ 1.08	$ 0.6
Outstanding, Number of stock options ending	1,523,084	1,366,167
Outstanding, Weighted average exercise price ending	$ 1.71	$ 1.08
Granted, Number of stock options	234,000	412,000
Granted, Weighted average exercise price	$ 5	$ 2.19
Forfeited, Number of stock options	(14,583)	(137,500)
Forfeited, Weighted average exercise price	$ 0.6	$ 0.6
Exercised, Number of stock options	(62,500)	(41,667)
Exercised, Weighted average exercise price	$ 0.6	$ 0.6